Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 171,096	$ 207,410
Restricted cash	6,399	34,790
Accounts receivable, net	101,386	70,388
Short-term derivative assets	1,279	1,420
Due from affiliate companies	49,404	2,603
Prepaid expenses and other current assets	41,410	33,354
Total current assets	370,974	349,965
Deposit for vessel acquisitions	63,814	377,524
Vessels, port terminal and other fixed assets, net	1,767,946	2,249,677
Long-term derivate assets	0	149
Restricted cash	0	18,787
Deferred financing costs, net	29,222	37,755
Deferred dry dock and special survey costs, net	19,413	12,007
Loan receivable from affiliate company	40,000	0
Investments in affiliates	117,088	18,695
Investments in available for sale securities	82,904	99,078
Other long term assets	18,854	10,370
Intangibles other than goodwill	243,273	327,703
Goodwill	160,336	175,057
Total non-current assets	2,542,850	3,326,802
Total assets	2,913,824	3,676,767
Current Liabilities
Accounts payable	52,113	49,496
Dividends payable	6,149	7,214
Accrued expenses	63,870	62,417
Deferred income and cash received in advance	28,557	17,682
Short term derivative liability	0	245
Current portion of capital lease obligations	31,221	1,252
Current portion of long term debt	70,093	63,297
Total current liabilities	252,003	201,603
Senior and ship mortgage notes, net of discount	945,538	1,093,787
Long term debt, net of current portion	437,926	918,826
Capital lease obligations, net of current portion	0	31,009
Unfavorable lease terms	44,825	56,875
Other long term liabilities and deferred income	38,212	36,020
Deferred tax liability	19,628	21,104
Total non-current liabilities	1,486,129	2,157,621
Total liabilities	1,738,132	2,359,224
Commitments and contingencies	0	0
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, 8,479 issued and outstanding for both December 31, 2011 and 2010.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, issued and outstanding 102,409,364 and 101,563,766, as of December 31, 2011 and 2010, respectively	10	10
Additional paid-in capital	542,582	531,265
Accumulated other comprehensive income	6,166	32,624
Retained earnings	510,348	495,684
Total Navios Holdings' stockholders' equity	1,059,106	1,059,583
Noncontrolling interest	116,586	257,960
Total stockholder's equity	1,175,692	1,317,543
Total liabilities and stockholders' equity	$ 2,913,824	$ 3,676,767